SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
Jun. 30, 2025
Golden Star Acquisition [Member]
Date of incorporation/ acquisition	Jan. 24, 2025
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Joy pub Holding Limited [Member]
Date of incorporation/ acquisition	Dec. 09, 2020
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
Gamehaus Inc [Member]
Date of incorporation/ acquisition	Dec. 02, 2022
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Gamehaus Pte Ltd [Member]
Date of incorporation/ acquisition	May 25, 2022
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	100.00%
Gamehaus Ltd [Member]
Date of incorporation/ acquisition	Jan. 07, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Gamepromo Co.Limited [Member]
Date of incorporation/ acquisition	May 17, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Shanghai Haoyu Technology Co.Ltd [Member]
Date of incorporation/ acquisition	Sep. 30, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Haohan Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition	Mar. 04, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Beijing Haoyou Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition	Apr. 08, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Fanfengjian Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Apr. 16, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Fanfengjian Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition	Nov. 19, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Kuangre Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition	Aug. 25, 2016
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Dataverse Co. Limited [Member]
Date of incorporation/ acquisition	Sep. 09, 2016
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Avid.ly Co.Limited [Member]
Date of incorporation/ acquisition	Jun. 21, 2017	[1]
Place of incorporation	Hong Kong	[1]
Percentage of direct or indirect economic interest	100.00%	[1]
Xian Ruojintang Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Apr. 17, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Guangzhou Octopus Cat Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition	May 19, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%

[1]	The entity was deregistered on May 2, 2025. Since the operation of the entity was transferred to the other entities of the Company, the deregistration did not have a material impact on the Company’s consolidated financial statements for the years ended June 30, 2025, 2024 and 2023.